Consolidated Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Revenue
Services	$ 55,673	$ 57,655	[1]	$ 59,453	[1]
Sales	35,063	38,666	[1]	41,381	[1]
Financing	2,057	2,047	[1]	2,040	[1]
Total revenue (Note T)	92,793	98,367	[1]	102,874	[1]
Cost
Services	36,034	37,564	[1]	39,166	[1]
Sales	9,312	11,009	[1]	12,260	[1]
Financing	1,040	1,110	[1]	1,087	[1]
Total cost	46,386	49,683	[1]	52,513	[1]
Gross profit	46,407	48,684	[1]	50,361	[1]
Expense and other (income)
Selling, general and administrative	23,180	23,451	[1]	23,463	[1]
Research, development and engineering (Note O)	5,437	5,743	[1]	5,816	[1]
Intellectual property and custom development income	(742)	(822)	[1]	(1,074)	[1]
Other (income) and expense	(1,938)	(333)	[1]	(843)	[1]
Interest expense (Note D&J)	484	402	[1]	459	[1]
Total expense and other (income)	26,421	28,440	[1]	27,821	[1]
Income from continuing operations before income taxes	19,986	20,244	[1]	22,540	[1]
Provision for income taxes (Note N)	4,234	3,363	[1]	5,541	[1]
Income from continuing operations	15,751	16,881	[1]	16,999	[1]
Discontinued operations:
Loss from discontinued operations, net of tax (Note C)	(3,729)	(398)	[1]	(395)	[1]
Net income	$ 12,022	$ 16,483		$ 16,604
Assuming dilution
Continuing operations (in dollars per share) (Note P)	$ 15.59	$ 15.3	[1]	$ 14.71	[1]
Discontinued operations (in dollars per share) (Note P)	$ (3.69)	$ (0.36)	[1]	$ (0.34)	[1]
Total (in dollars per share) (Note P)	$ 11.9	$ 14.94	[1]	$ 14.37	[1]
Basic
Continuing operations (in dollars per share) (Note P)	$ 15.68	$ 15.42	[1]	$ 14.88	[1]
Discontinued operations (in dollars per share) (Note P)	$ (3.71)	$ (0.36)	[1]	$ (0.35)	[1]
Total (in dollars per share) (Note P)	$ 11.97	$ 15.06	[1]	$ 14.53	[1]
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	1,010,000,480	1,103,042,156	[1]	1,155,449,317	[1]
Basic (in shares)	1,004,272,584	1,094,486,604	[1]	1,142,508,521	[1]

[1]	Reclassifed to reflect discontinued operation presentation.